Document and Entity Information	Sep. 23, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001707502
Document Type	8-K/A
Document Period End Date	Sep. 23, 2021
Entity Registrant Name	Solid Biosciences Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38360
Entity Tax Identification Number	90-0943402
Entity Address, Address Line One	141 Portland Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	337-4680
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock $0.001 par value per share
Trading Symbol	SLDB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	As previously reported in a Current Report on Form 8-K (the “Original 8-K”) filed on September 23, 2021 (the “Disclosure Date”), on the Disclosure Date, Solid Biosciences Inc. (the “Company”) reported 1.5-year functional data and patient-reported outcome measures for patients four through six in the Company’s ongoing IGNITE DMD Phase I/II clinical trial of SGT-001, all of whom received 2E14 vg/kg of SGT-001 manufactured using the Company’s first-generation manufacturing process. In the Original 8-K, the Company’s press release issued on the Disclosure Date and the presentation at the World Muscle Society 2021 Virtual Congress on the Disclosure Date, the percent predicted forced vital capacity (“FVC”) disclosed for patient five contained a numerical error which is corrected in this Amendment to Form 8-K.